Other noncurrent assets-Additional Information (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jul. 16, 2014	Dec. 31, 2014
1.2% of Zim's equity securities received [Member]
Other noncurrent assets [Line Items]
Equity Securities, Fair Value	$ 7,802
Zim's unsecurred interest bearing notes maturing in 2023 [Member]
Other noncurrent assets [Line Items]
Held-to-maturity Securities	8,229
Zim's unsecurred interest bearing 3.0 % Series 1 notes due 2023 [Member]
Other noncurrent assets [Line Items]
Held-to-maturity Securities	1,452
Debt Securities, Fair Value	676
Held-to-maturity Securities, Restrictions, Additional Information	The 3% Series 1 notes due 2023 amortizing subject to available cash flow in accordance with a corporate mechanism.
Zim's unsecurred interest bearing 5.0% Series 2 notes due 2023 [Member]
Other noncurrent assets [Line Items]
Held-to-maturity Securities	6,777
Debt Securities, Fair Value	3,567
Held-to-maturity Securities, Restrictions, Additional Information	The 5% Series 2 notes due 2023 non-amortizing (of the 5% interest, 3% is payable quarterlyin cash and 2% is accrued quarterly with deferred cash payment on maturity).
ZIM's equity and debt securities [Member]
Other noncurrent assets [Line Items]
Fair value unwinding		20
Write-off deriving from fair value measurement		$ 2,888